Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets (CHF million)
Cash and Due from Banks	386	569
Interest-bearing deposits with banks	396	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	113,664
Securities received as collateral	21,675	30,045
Trading assets	246,012	256,602
Investment securities	2,072	1,939
Other investments	8,507	8,892
Loans	19,569	20,000
Other intangible assets (mortgage servicing rights)	39	43
Other assets	38,138	37,259
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	20,930	29,677
Trading assets	138,469	132,940
Investment securities	1,332	1,338
Other investments	247	271
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	4,962	5,439
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	165,940	169,665
Less other investments - equity at fair value attributable to noncontrolling interests	(221)	(240)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	165,719	169,425
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	247	271
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	216	92
Trading assets	46,148	55,592
Investment securities	1,331	1,334
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	45,429	53,918
Investment securities	1,331	1,333
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	47	1
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,714	29,585
Trading assets	71,608	66,715
Investment securities	1	4
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	15,978	3,428
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	7,229	703
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	49	1
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	8,249	2,538
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	4,735	7,205
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	386	569
Interest-bearing deposits with banks	396	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	113,664
Securities received as collateral	745	368
Trading assets	739,596	908,054
Investment securities	421	431
Other investments	431	539
Loans	12,420	13,381
Loans - of which commercial and industrial	6,189	6,191
Loans - of which financial institutions	4,865	5,934
Other intangible assets (mortgage servicing rights)	0	0
Other assets	26,758	26,802
Other assets - of which loans held-for-sale	16,891	14,899
Total assets at fair value	881,125	1,064,435
Less other investments - equity at fair value attributable to noncontrolling interests	(133)	(99)
Less assets consolidated under ASU 2009-17	(9,190)	(8,769)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	871,802	1,055,567
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	348	470
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	218	349
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	83	69
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	48	61
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	186	350
Trading assets	66,265	74,392
Investment securities	327	341
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	6,863	11,032
Investment securities	2	1
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	184	320
Trading assets	25,268	25,933
Investment securities	326	340
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	29,510	30,392
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	2,237	4,335
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,317	2,620
Investment securities	0	0
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	559	18
Trading assets	6,337	7,745
Investment securities	94	90
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	663,338	823,181
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	530,619	698,494
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	69,720	62,619
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	27,452	25,885
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	27,652	29,274
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,656	2,736
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	14,513	15,451
Investment securities	319	170
Other investments	7,829	8,082
Loans	7,149	6,619
Loans - of which commercial and industrial	4,899	4,778
Loans - of which financial institutions	1,298	1,530
Other intangible assets (mortgage servicing rights)	39	43
Other assets	6,631	5,164
Other assets - of which loans held-for-sale	5,842	4,463
Total assets at fair value	36,480	35,529
Less other investments - equity at fair value attributable to noncontrolling interests	(3,584)	(3,292)
Less assets consolidated under ASU 2009-17	(3,372)	(2,745)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,524	29,492
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,883	3,855
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,520	2,530
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	133	165
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	40	84
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,100	2,244
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,100	2,245
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,713	1,818
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	4,511	5,830
Investment securities	317	169
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	30	79
Investment securities	21	21
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	2,057	3,192
Investment securities	120	125
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	906	724
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	306	1,023
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	865	447
Investment securities	175	24
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	423	485
Investment securities	2	1
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,579	6,650
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,560	1,859
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	505	754
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	2,076	1,920
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,627	1,294
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,000	2,486
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(646,566)	(799,843)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(213)	(146)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(646,779)	(799,989)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(646,779)	(799,989)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(646,566)	(799,843)
Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	386	569
Interest-bearing deposits with banks	396	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	113,664
Securities received as collateral	21,675	30,045
Trading assets	246,012	256,602
Investment securities	2,072	1,939
Other investments	8,507	8,892
Loans	19,569	20,000
Loans - of which commercial and industrial	11,088	10,969
Loans - of which financial institutions	6,163	7,464
Other intangible assets (mortgage servicing rights)	39	43
Other assets	38,138	37,259
Other assets - of which loans held-for-sale	22,733	19,362
Total assets at fair value	436,766	469,640
Less other investments - equity at fair value attributable to noncontrolling interests	(3,938)	(3,631)
Less assets consolidated under ASU 2009-17	(12,562)	(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	420,266	454,495
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,883	3,855
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,520	2,530
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	481	635
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	258	433
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,430	2,584
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,148	2,306
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,713	1,818
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	402	442
Trading assets	116,924	135,814
Investment securities	1,975	1,844
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	52,322	65,029
Investment securities	1,354	1,355
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	184	320
Trading assets	27,372	29,126
Investment securities	446	465
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	30,416	31,116
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	2,543	5,358
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,182	3,067
Investment securities	175	24
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	21,273	29,603
Trading assets	78,368	74,945
Investment securities	97	95
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	39,329	33,416
Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	11,391	12,427